Cover	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2026
Entity File Number	000-53035
Entity Registrant Name	KiNRG, Inc.
Entity Central Index Key	0000095572
Entity Tax Identification Number	82-6008752
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1213 Culbreth Drive
Entity Address, Address Line Two	Suite 103
Entity Address, City or Town	Wilmington
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28405
City Area Code	(910)
Local Phone Number	619-3171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false